Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,301,899.70
Previously Paid Amount
Total Fee Amount	2,648.92
Total Offset Amount
Net Fee	$ 2,648.92